Schedule of Investments (unaudited) May 31, 2019	iShares® MSCI Chile ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 4.6%
Latam Airlines Group SA	1,778,754	$15,648,456

Banks — 21.6%
Banco de Chile	149,883,791	21,593,526
Banco de Credito e Inversiones SA	245,617	15,806,476
Banco Santander Chile	363,495,613	25,685,430
Grupo Security SA	6,801,855	2,578,264
Itau CorpBanca	1,026,582,571	8,019,257

		73,682,953

Beverages — 5.5%
Cia. Cervecerias Unidas SA	957,939	13,006,509
Vina Concha y Toro SA	2,819,527	5,622,903

		18,629,412

Construction & Engineering — 1.8%
Besalco SA	3,624,053	3,126,571
Salfacorp SA	2,687,638	3,104,929

		6,231,500

Diversified Financial Services — 1.4%
Inversiones La Construccion SA	284,063	4,656,540

Electric Utilities — 13.1%
Enel Americas SA	157,743,065	25,211,225
Enel Chile SA	145,362,676	13,359,735
Engie Energia Chile SA	3,749,969	6,258,567

		44,829,527

Food & Staples Retailing — 5.6%
Cencosud SA	8,489,393	15,489,292
SMU SA	14,041,256	3,539,384

		19,028,676

Independent Power and Renewable Electricity Producers — 4.4%
AES Gener SA	21,775,174	5,358,906
Colbun SA	52,008,909	9,820,288

		15,179,194

IT Services — 1.4%
SONDA SA	3,619,011	4,740,276

Marine — 0.4%
Cia. Sud Americana de Vapores SA(a)	45,022,944	1,286,961

Metals & Mining — 1.7%
CAP SA	570,903	5,685,412

Multiline Retail — 8.5%
Ripley Corp. SA	5,336,840	3,811,894
SACI Falabella	4,171,170	25,250,320

		29,062,214

Oil, Gas & Consumable Fuels — 6.5%
Empresas COPEC SA	2,134,333	22,158,242

Security	Shares	Value

Paper & Forest Products — 4.2%
Empresas CMPC SA	5,343,517	$14,246,356

Real Estate Management & Development — 3.0%
Parque Arauco SA	3,950,898	10,337,911

Textiles, Apparel & Luxury Goods — 0.6%
Forus SA	907,443	2,181,893

Water Utilities — 4.1%
Aguas Andinas SA, Class A	17,467,401	9,672,200
Inversiones Aguas Metropolitanas SA	3,155,737	4,418,947

		14,091,147

Wireless Telecommunication Services — 2.9%
Empresa Nacional de Telecomunicaciones SA	1,028,198	9,843,884

Total Common Stocks — 91.3% (Cost: $249,636,293)		311,520,554

Preferred Stocks

Beverages — 3.0%
Coca-Cola Embonor SA, Class B, Preference Shares	1,225,322	2,669,617
Embotelladora Andina SA, Class B, Preference Shares	2,310,032	7,710,072

		10,379,689

Chemicals — 5.5%
Sociedad Quimica y Minera de Chile SA, Series B, Preference Shares	621,068	18,800,039

Total Preferred Stocks — 8.5% (Cost: $23,745,058)		29,179,728

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(b)(c)	2,252,074	2,252,074

Total Short-Term Investments — 0.7% (Cost: $2,252,074)		2,252,074

Total Investments in Securities — 100.5% (Cost: $275,633,425)		342,952,356

Other Assets, Less Liabilities — (0.5)%		(1,585,298)

Net Assets — 100.0%		$341,367,058

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Chile ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Treasury, SL Agency Shares	280,439	1,971,635	2,252,074	$2,252,074	$14,315	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$311,520,554	$—	$—	$311,520,554
Preferred Stocks	29,179,728	—	—	29,179,728
Money Market Funds	2,252,074	—	—	2,252,074

	$342,952,356	$—	$—	$342,952,356

2